Supplemental Financial Statement Information	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Supplemental Financial Statement Information
Supplemental Financial Statement Information

Note 11.    Supplemental Financial Statement Information

Other Current Assets

“Other current assets” were approximately $2.4 million and $3.6 million as of September 30, 2019 and December 31, 2018, respectively. Components of "Other current assets" that were more than 5 percent of total current assets: (1) other receivable due from third parties in our subsidiaries located in PRC and Hong Kong in the amount of $1.7 million and $3.3 million for the period ended September 30, 2019 and December 31, 2018 and (2) $0.6 million receivable due from ID Venturas 7 relating to the convertible debenture executed on September 27, 2019. As disclosed in Note 12(c), we have received the $0.6 million in October.

Other Current Liabilities

“Other current liabilities” were approximately $9.1 million and $5.3 million as of September 30, 2019 and December 31, 2018, respectively. Components of "Other current liabilities" that were more than 5 percent of total current liabilities: (1) $2.3 million liability relating to additional True-Up Common Stock consideration from the DBOT acquisition as disclosed in Note 5 (f) and (2) other payable due to third parties in the amount of $5.1 million and $4.6 million for the period ended September 30, 2019 and December 31, 2018, respectively.

Note 11.  Supplementary Information

Other Current Assets

“Other current assets” were approximately $3.6 million and $2.3 million as of December 31, 2018 and 2017, respectively. Component of "Other current assets" as of December 31, 2018 and 2017 that was more than 5 percent of total current assets was other receivable in the amount of $3.3 million, including operations deposits receivable from a non-controlling shareholder (approximately $0.9 million) and $ 2.2 million due from third parties, respectively.

Other Current Liabilities

“Other current liabilities” were approximately $4.6 million and $0.8 million as of December 31, 2018 and 2017, respectively. Component of "Other current liabilities" that was more than 5 percent of total current liabilities was other payable to third parties in the amount of $4.6 million and $0.6 million respectively.